Deferred Tax (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Unrecognised Deferred Tax Assets	₨ 2,905,155	₨ 3,429,555
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognised Deferred Tax Assets	320,667	364,322
Unabsorbed depreciation [Member]
IfrsStatementLineItems [Line Items]
Unrecognised Deferred Tax Assets	2,584,488	3,065,233
Subsidiaries [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognised Deferred Tax Assets	1,240,552	1,218,983
Subsidiaries [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Unrecognised Deferred Tax Assets	7,613,049	7,836,815
Subsidiaries [Member] | Unabsorbed depreciation [Member]
IfrsStatementLineItems [Line Items]
Unrecognised Deferred Tax Assets	₨ 2,335,601	₨ 2,344,538